COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE G — COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company leases office space under an operating lease in Stony Brook, New York for its corporate headquarters. The lease is for a 30,000 square foot building. The term of the lease commenced on June 15, 2013 and expires on May 31, 2016, with the option to extend the lease for two additional three-year periods. The base rent during the initial lease term is $449,142 per annum. The Company also has operating leases for a laboratory in Huddersfield, England, which is currently inactive and Calverton, New York. The Huddersfield lease is currently on month to month. The Calverton lease is from February 1, 2014 through October 31, 2014, with the option to renew for additional one year periods. The base rent during the initial lease term is $2,850 per year. Total rent expense for the three and nine month periods ended June 30, 2014 were $125,268 and $380,251, respectively. Total rent expense for the three and nine month periods ended June 30, 2013 were $82,033 and $226,581, respectively.
Employment Agreement
The Company has an employment agreement with the Chief Executive Officer. Effective June 21, 2014, the Chief Executive Officer’s annual salary was voluntarily reduced by $50,000. This salary reduction will be accrued and repaid when the Company reaches $3,000,000 in sales for two consecutive quarters or the Company has net income at the end of any fiscal year.
Litigation
From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. In addition to the estimated loss, the recorded liability includes probable and estimable legal costs associated with the claim or potential claim. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business.
SmartWater, Ltd. v. Applied DNA Sciences, Inc. (Civil Action No. 12-05731-JS-AKT, Eastern District of New York) –
On June 11, 2014, SmartWater Ltd. (“SmartWater”) filed a motion in the United States District Court for the Eastern District of New York for an order dismissing its patent infringement claims against the Company with prejudice. On July 18, 2014, the Company filed a response to the motion, seeking to condition the dismissal of the case on an award of its attorneys’ fees and a covenant not to sue with respect to the patents at issue in any court. Also on July 18, 2014, the Court held a conference during which (i) SmartWater agreed to dismiss its claims with prejudice, with a covenant not to sue, the Company, its customers or any third parties with respect to the patents at issue, and (ii) the Company agreed to dismiss its counterclaims, without prejudice to the Company’s request for attorney’s fees. On August 8, 2014, the Company filed a request for entry of a proposed order of dismissal of SmartWater’s claims and the company’s counterclaims, in accordance with the agreements made at the July 18, 2014 conference, and SmartWater filed its opposition to the Company’s request for attorneys’ fees. The Company’s reply papers on its request for attorneys’ fees are due to be filed on or before August 29, 2014.

NOTE K — COMMITMENTS AND CONTINGENCIES
Operating leases
On June 14, 2013, the Company entered into an operating lease agreement for its new corporate headquarters located in Stony Brook, New York. The lease is for a 30,000 square foot building. The term of the lease commenced on June 15, 2013 and expires on May 31, 2016, with the option to extend the lease for two additional three-year periods. The base rent during the initial lease term is $449,142 per annum. This new location replaces a lesser amount of space leased by the Company in an adjacent building, which was for corporate use. The Company also has operating leases for a laboratory in Huddersfield, England, which is currently inactive and Calverton, New York. The leases for both of these spaces are currently month to month. Total lease rental expenses for years ended September 30, 2013 and 2012 were $352,867 and $244,192, respectively.
Future minimum rental payments (excluding real estate tax and maintenance costs) as of September 30, 2013 are as follows:

2014	$450,617
2015	449,142
2016	299,428
Total	$1,199,187

Employment and Consulting Agreements
Employment agreements
On July 11, 2011, the Company’s Board of Directors approved the terms of employment for each of James A. Hayward, the Company’s Chief Executive Officer (“CEO”), and Kurt H. Jensen, the Company’s former Chief Financial Officer.
In connection with his employment agreement, Dr. Hayward was granted options to purchase 666,667 shares of the Company’s Common Stock at an exercise price per share equal to the average of the bid and asked prices of the Company’s Common Stock on the Over The Counter Market Group (the “OTCQB”) Bulletin Board on the date of grant ($3.51). The option will vest as follows: 25% on the grant date, and 37.5% on each of the next two anniversaries of the grant date, subject to Dr. Hayward’s continuous employment. If Company’s revenues for any fiscal quarter increase by more than $1 million over the prior fiscal quarter, then the vesting date for the next 37.5% tranche will be accelerated. Exercisability of options for the 666,667 shares was conditioned upon stockholder approval of an amendment of the Company’s 2005 Incentive Stock Plan made by the Board of Directors increasing the aggregate and individual limits on the shares of Company Common Stock issuable under the Plan. The Company also granted 250,000 shares of the Company’s Common Stock to Dr. Hayward.
In connection with his employment agreement, Mr. Jensen was granted options to purchase 166,667 shares of the Company’s Common Stock at an exercise price per share equal to the average of the bid and asked prices of the Company’s Common Stock on the Over The Counter Market Group (the “OTCQB”) on the date of grant of grant of ($3.51). The option will vest as follows: 25% on the grant date, and 37.5% on each of the next two anniversaries of the grant date, subject to Mr. Jensen’s continuous employment. If Company’s revenues for any fiscal quarter increase by more than $1 million over the prior fiscal quarter, then the vesting date for the next 37.5% tranche will be accelerated. On August 20, 2013, Mr. Jensen resigned as Chief Financial Officer of the Company. According to his separation agreement, Mr. Jensen will receive payment of his base salary through December 31, 2013 and he shall have one year from his resignation date to exercise his 341,667 vested options. As of September 30, 2013 approximately $79,000 was accrued related to Mr. Jensen’s resignation agreement.
Litigation
From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. In addition to the estimated loss, the recorded liability includes probable and estimable legal costs associated with the claim or potential claim. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business.
Demodulation, Inc. v. Applied DNA Sciences, Inc., et al. (Civil Action No. 2:11-00296-WJM-MF, District of New Jersey):
On May 18, 2011, the Company was served with a complaint in a lawsuit brought by Demodulation, Inc. against the Company, Corning Incorporated, Alfred University, and Alfred Technology Resources, Inc. On July 8, 2011, the Company filed a motion to dismiss the complaint. In response, on August 3, 2011, Demodulation filed an amended complaint. Demodulation alleged that it was unable to bring its microwire technology to market due to the wrongful acts of defendants, who allegedly conspired to steal Demodulation’s trade secrets and other intellectual property and to interfere in its business opportunities. Of the 17 claims alleged in the amended complaint, five were asserted against the Company, including alleged misappropriation of trade secrets, antitrust violations, civil RICO, and patent infringement. The Company believes these claims are without merit.
On January 27, 2012, the Company filed a motion to dismiss the amended complaint for failure to state a claim and on other grounds. On December 12, 2012, the Court entered an order on the Company’s motion to dismiss. The Court granted in part and denied in part the Company’s motion, dismissing four out of the five claims asserted against the Company, without prejudice, leaving only the patent infringement claim. Subsequently, the parties stipulated to sever the patent infringement claim against the Company from the claims against the other defendants. The Court entered an order severing the patent claim on February 20, 2013, and terminated the main lawsuit against the Company. Demodulation may seek to re-file its patent claim as a separate action, but to date has not done so. If Demodulation re-files its action, the Company intends to vigorously defend the action. We are unable to express an opinion with respect to the likelihood of an unfavorable outcome or to estimate the amount or range of potential loss if the outcome should be unfavorable, should Demodulation re-file its action, or whether it will re-file it.
SmartWater, Ltd. v. Applied DNA Sciences, Inc. (Civil Action No. 12-05731-JS-AKT, Eastern District of New York)
On June 6, 2012, a complaint for patent infringement was filed against the Company by SmartWater, Ltd. in the United States District Court for the District of Massachusetts. It alleged that the Company infringed one or more claims under two of SmartWater’s patents by selling or offering for sale, manufacturing and using certain of the Company’s products, by inducing others to infringe and by contributing to infringement by others. Prior to serving the complaint, on August 24, 2012, SmartWater voluntarily dismissed the complaint and refiled a similar complaint in the United States District Court for the Southern District of Florida, No. 12-611660-DMM. On August 30, 2012, SmartWater served the Company with the complaint. The refiled complaint seeks injunctive relief with respect to one of the patents as well as awards of damages and attorneys’ fees with respect to the alleged infringement of both patents.
The Company filed a motion to dismiss and a motion to transfer the action to the United States District Court for the Eastern District of New York. On November 19, 2012, the Court granted the Company’s motion to transfer. Following the transfer, but prior to a decision on the Company’s motion to dismiss, on June 26, 2013, SmartWater moved for leave to file an amended complaint asserting additional allegations in support of its claims. By memorandum and order dated September 27, 2013, the Court granted in part, and denied in part, SmartWater’s motion. The Court held that SmartWater had adequately stated claims for direct infringement of both patents at issue, but had not adequately stated claims for contributory infringement of the patents, or induced infringement with respect to one of the patents, and therefore dismissed them. On October 10, 2013, the Company filed its (i) answer to the amended complaint, as modified by the Court’s September 27, 2013 order, and (ii) counterclaims. On October 31, 2013, the Company filed an amended answer and counterclaims. The Company and SmartWater have filed motions for reconsideration of a portion of the Court’s order. These motions seek a determination of whether SmartWater’s remaining claim for induced infringement of one of the patents should survive, or be dismissed because the patent expired before the Company had notice of it. In addition, the parties are now engaged in discovery.
The Company believes the claims are without merit and intends to defend the action vigorously. We are unable to express our opinion with respect to the likelihood of an unfavorable outcome or to estimate the amount or range of potential loss if the outcome should be unfavorable.

NOTE J — COMMITMENTS AND CONTINGENCIES
Operating leases
The Company leases office space under operating lease in Stony Brook, New York for its corporate use, which expired in October 2012 renewable annually thereafter. Total lease rental expenses for the years ended September 30, 2012 and 2011 were $244,192 and $144,118, respectively.
Employment and Consulting Agreements
Employment agreements
On July 11, 2011, the Company’s Board of Directors approved the terms of employment for each of James A. Hayward, the Company’s Chief Executive Officer, and Kurt H. Jensen, the Company’s Chief Financial Officer.
In connection with his employment agreement, Dr. Hayward was granted options to purchase 666,667 shares of the Company’s Common Stock at an exercise price per share equal to the average of the bid and asked prices of the Company’s Common Stock on the Over The Counter (OTC) Bulletin Board on the date of grant. The option will vest as follows: 25% on the grant date, and 37.5% on each of the next two anniversaries of the grant date, subject to Dr. Hayward’s continuous employment. If Company revenues for any fiscal quarter increase by more than $1 million over the prior fiscal quarter, then the vesting date for the next 37.5% tranche will be accelerated. Exercisability of options for the 666,667 shares was conditioned upon stockholder approval of an amendment of the Company’s 2005 Incentive Stock Plan made by the Board of Directors increasing the aggregate and individual limits on the shares of Company Common Stock issuable under the Plan. The Company also granted250,000 shares of the Company’s Common Stock to Dr. Hayward.
In connection with his employment agreement, Mr. Jensen was granted options to purchase 166,667 shares of the Company’s Common Stock at an exercise price per share equal to the average of the bid and asked prices of the Company’s Common Stock on the Over The Counter (OTC) Bulletin Board on the date of grant. The option will vest as follows: 25% on the grant date, and 37.5% on each of the next two anniversaries of the grant date, subject to Mr. Jensen’s continuous employment. If Company revenues for any fiscal quarter increase by more than $1 million over the prior fiscal quarter, then the vesting date for the next 37.5% tranche will be accelerated.
The Company has consulting agreements with outside contractors, certain of whom are also Company stockholders. The Agreements are generally month to month.
Litigation
From time to time, we may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm our business.
Demodulation, Inc. v. Applied DNA Sciences, Inc., et al. (Civil Action No. — 2:11-cv-00296-WJM-MF, District of New Jersey):
On May 18, 2011, the Company was served with a complaint in a lawsuit brought by Demodulation, Inc. against the Company, Corning Incorporated, Alfred University, and Alfred Technology Resources, Inc. On July 8, 2011, the Company filed a motion to dismiss the complaint. In response, on August 3, 2011, Demodulation, Inc. filed an amended complaint. Demodulation, Inc. alleges that it was unable to bring its microwire technology to market due to the wrongful acts of defendants, who allegedly conspired to steal Demodulation, Inc.’s trade secrets and other intellectual property and to interfere in its business opportunities. Of the 17 claims alleged in the amended complaint, five are asserted against the Company, including alleged misappropriation of trade secrets, antitrust violations, civil RICO, and patent infringement. Demodulation, Inc. seeks damages and injunctive relief against the Company. The Company believes these claims are without merit. On September 10, 2011, Alfred University filed a motion to transfer the action from the District of New Jersey to the Western District of New York. On December 22, 2011, the Court denied the motion. On January 27, 2012, the Company filed a motion to dismiss the amended complaint for failure to state a claim and on other grounds. On May 4, 2012, the Company filed a reply memorandum in further support of its motion to dismiss the amended complaint. On December 12, 2012, the Court entered an order on the Company’s motion to dismiss the amended complaint. The Court granted in part and denied in part the Company’s motion to dismiss. The Court dismissed four out of the five claims asserted against the Company without prejudice, permitting plaintiff the right to amend if it is able to and so chooses. The only claim currently remaining against the Company is that for patent infringement. The Company intends to vigorously defend the action. The ultimate outcome of this claim cannot be determined at the date of this report.
Smartwater, Ltd. v. Applied DNA Sciences, Inc. (No. 12-CV-05731-JS-AKT (E.D.N.Y.))
On June 6, 2012, a complaint for patent infringement was filed against the Company by Smartwater, Ltd. in the United States District Court for the District of Massachusetts in an action entitled Smartwater, Ltd. v. Applied DNA Sciences, Inc., No. 1:12-cv-11009-PBS. The complaint alleged that the Company infringed one or more claims under two of plaintiff’s patents by selling or offering for sale, manufacturing and using certain of the Company’s products, by inducing others to infringe and by contributing toinfringement by others. The plaintiff sought injunctive relief with respect to the patents as well as awards of damages and attorneys’ fees. The Company had not been served with the complaint and on August 24, 2012 the plaintiff voluntarily dismissed the complaint and refiled a similar complaint in the United States District Court for the Southern District of Florida, No. 12-61660-DMM (S.D. Fla.). On August 30, 2012, plaintiff served the Company with the complaint. The refiled complaint seeks injunctive relief with respect to one of the patents as well as awards of damages and attorneys’ fees. The Company filed a motion to dismiss and a motion to transfer the action to the Eastern District of New York. On November 19, 2012, the Court granted the Company’s motion to transfer the action to the Eastern District of New York. The Company’s motion to dismiss is pending before the Court in the Eastern District of New York. An initial conference with the Court is scheduled for February 21, 2013 at which time a discovery schedule will be set. The Company believes that none of its products infringed any claims under either of plaintiff’s patents and moreover notes that one of plaintiff’s patents has expired. The Company denies the allegations in the complaint, believes they are without merit and intends to defend the action vigorously. The ultimate outcome of this claim cannot be determined at the date of this report.